Goodwill - Goodwill Impairment Testing Assumptions (Details)	Jun. 30, 2018	Jun. 30, 2017
Intangible Assets [Abstract]
Growth rate	20.00%	25.00%
Discount rate	15.70%	19.50%
Terminal growth rate	1.50%	1.50%